Capital management - Additional Information (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Capital commitments			€ 0	€ 0
EBITDA margin ratio	5.63%	12.92%	3.77%	25.84%
EBITDA	€ 7,000,000	€ 8,000,000	€ 3,600,000	€ 15,300,000
Interest coverage	21.7	13.57	17.78	16.2